Leases - Disclosure of Quantitative Information about Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	¥ 413,299	¥ 382,040
Depreciation	94,761	98,321
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	380,615	348,331
Depreciation	77,407	81,692
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	26,382	27,104
Depreciation	11,917	12,042
Intangible assets other than goodwill [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	6,302	6,605
Depreciation	¥ 5,437	¥ 4,587